Taxation - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax	25.00%	23.50%	19.00%
Pillar Two income tax	£ 3	£ 0	£ 0
Income tax debited (credited) to other comprehensive income	(3)	(6)	73
Income tax debited (credited) to other comprehensive income	(2)
Current income tax debited (credited) to other comprehensive income	(1)	(5)	5
Deferred income tax debited (credited) to other comprehensive income	(2)	(1)	£ 68
Deferred tax liabilities	3,353	3,487
Temporary differences arising on unremitted profits where management can control future reversal	218	206
Deferred tax assets	276	265
Tax effect of reassessment of prior year estimates, one-off deferred tax adjustment		37
Unused trading tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	195	260
Deferred tax assets	12	11
Unused trading tax losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	£ 127	£ 175
Period over which tax losses expire at various dates	12 years	17 years
Taxation that would arise on the future distribution of profits by certain overseas subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	£ 34	£ 37
Capital tax losses available for offset against future capital receipts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	26	17
Deferred tax assets	1	0
Capital tax losses available for offset against future capital receipts | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	£ 11	£ 17
Minimum | Unused trading tax losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration period, tax losses	15 years
Maximum | Unused trading tax losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration period, tax losses	20 years